Supplement to the
Fidelity® Select Portfolios®
Financials Portfolio
April 29, 2026
Summary Prospectus

Financials Portfolio has changed its classification from a non-diversified to a diversified fund. All references to the fund's non-diversified status are removed.
FIN-SUSTK-0526-104 1.9880388.104	May 27, 2026